INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS
INTANGIBLE ASSETS

9.INTANGIBLE ASSETS

In 2019, the Company and Hydro-Quebec (“HQ”) signed a license agreement by which the Company is allowed to use HQ’s patented technologies for micronization, spheronization, purification, and coating to serve the lithium-ion battery market. The Company paid US $2 million ($2,562) for the use of the patents which have different expiry dates between October 24, 2021, to June 7, 2028. The licenses were capitalized as intangible assets and were amortized over the service life of the underlying patents.

Licenses
$
COST
Balance as at January 1, 2024	192
Write-off of assets	(192)
Balance as at December 31, 2024	—
ACCUMULATED DEPRECIATION
Balance as at January 1, 2024	133
Amortization	23
Write-off of assets	(156)
Balance as at December 31, 2024	—
Net book value as at December 31, 2024	—

Licenses
$
COST
Balance as at January 1, 2023	1,220
Write-off of assets	(1,028)
Balance as at December 31, 2023	192
ACCUMULATED DEPRECIATION
Balance as at January 1, 2023	1,038
Amortization	123
Write-off of assets	(1,028)
Balance as at December 31, 2023	133
Net book value as at December 31, 2023	59

In 2024, the licenses were derecognized since they are no longer used by the Company. The 2023 remaining net book value of $59 was written off and recorded in the consolidated statements of loss and comprehensive loss.